Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2016
Registrant Name	IndexIQ ETF Trust
Central Index Key	0001415995
Amendment Flag	false
Document Creation Date	Aug. 26, 2016
Document Effective Date	Aug. 26, 2016
Prospectus Date	Aug. 29, 2016
IQ Hedge Multi-Strategy Tracker ETF | IQ Hedge Multi-Strategy Tracker ETF
Risk/Return:
Trading Symbol	QAI
IQ Hedge Macro Tracker ETF | IQ Hedge Macro Tracker ETF
Risk/Return:
Trading Symbol	MCRO
IQ Hedge Market Neutral Tracker ETF | IQ Hedge Market Neutral Tracker ETF
Risk/Return:
Trading Symbol	QMN
IQ Hedge Long/Short Tracker ETF | IQ Hedge Long/Short Tracker ETF
Risk/Return:
Trading Symbol	QLS
IQ Hedge Event-Driven Tracker ETF | IQ Hedge Event-Driven Tracker ETF
Risk/Return:
Trading Symbol	QED
IQ Real Return ETF | IQ Real Return ETF
Risk/Return:
Trading Symbol	CPI
IQ Merger Arbitrage ETF | IQ Merger Arbitrage ETF
Risk/Return:
Trading Symbol	MNA
IQ Global Resources ETF | IQ Global Resources ETF
Risk/Return:
Trading Symbol	GRES
IQ Australia Small Cap ETF | IQ Australia Small Cap ETF
Risk/Return:
Trading Symbol	KROO
IQ Canada Small Cap ETF | IQ Canada Small Cap ETF
Risk/Return:
Trading Symbol	CNDA
IQ Global Agribusiness Small Cap ETF | IQ Global Agribusiness Small Cap ETF
Risk/Return:
Trading Symbol	CROP
IQ Global Oil Small Cap ETF | IQ Global Oil Small Cap ETF
Risk/Return:
Trading Symbol	IOIL
IQ Mexico Small Cap ETF | IQ Mexico Small Cap ETF
Risk/Return:
Trading Symbol	MEXI
IQ Asian Tigers ETF | IQ Asian Tigers ETF
Risk/Return:
Trading Symbol	ROAR
IQ Asian Tigers Consumer ETF | IQ Asian Tigers Consumer ETF
Risk/Return:
Trading Symbol	ABUY
IQ Asian Tigers Small Cap ETF | IQ Asian Tigers Small Cap ETF
Risk/Return:
Trading Symbol	MEOW
IQ Asia Pacific ex-Japan Small Cap ETF | IQ Asia Pacific ex-Japan Small Cap ETF
Risk/Return:
Trading Symbol	APXJ
IQ Australia Mid Cap ETF | IQ Australia Mid Cap ETF
Risk/Return:
Trading Symbol	MATE
IQ Canada Mid Cap ETF | IQ Canada Mid Cap ETF
Risk/Return:
Trading Symbol	CNDM
IQ Global Precious Metals Small Cap ETF | IQ Global Precious Metals Small Cap ETF
Risk/Return:
Trading Symbol	JEWL
IQ U.S. Real Estate Small Cap ETF | IQ U.S. Real Estate Small Cap ETF
Risk/Return:
Trading Symbol	ROOF
IQ Fastest Growing Companies ETF | IQ Fastest Growing Companies ETF
Risk/Return:
Trading Symbol	GRWS
IQ Innovation Leaders ETF | IQ Innovation Leaders ETF
Risk/Return:
Trading Symbol	RD
IQ 50 Percent Hedged FTSE International ETF | IQ 50 Percent Hedged FTSE International ETF
Risk/Return:
Trading Symbol	HFXI
IQ 50 Percent Hedged FTSE Europe ETF | IQ 50 Percent Hedged FTSE Europe ETF
Risk/Return:
Trading Symbol	HFXE
IQ 50 Percent Hedged FTSE Germany ETF | IQ 50 Percent Hedged FTSE Germany ETF
Risk/Return:
Trading Symbol	HFXG
IQ 50 Percent Hedged FTSE Japan ETF | IQ 50 Percent Hedged FTSE Japan ETF
Risk/Return:
Trading Symbol	HFXJ
IQ 50 Percent Hedged FTSE Emerging Markets ETF | IQ 50 Percent Hedged FTSE Emerging Markets ETF
Risk/Return:
Trading Symbol	HFXM
IQ Leaders GTAA Tracker ETF | IQ Leaders GTAA Tracker ETF
Risk/Return:
Trading Symbol	QGTA
IQ Leaders Bond Allocation Tracker ETF | IQ Leaders Bond Allocation Tracker ETF
Risk/Return:
Trading Symbol	QBND
IQ Enhanced Core Bond U.S. ETF | IQ Enhanced Core Bond U.S. ETF
Risk/Return:
Trading Symbol	AGGE
IQ Enhanced Core Plus Bond U.S. ETF | IQ Enhanced Core Plus Bond U.S. ETF
Risk/Return:
Trading Symbol	AGGP